OPERATING EXPENSES - Depreciation & Amortization (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Depreciation of PP&E	$ (198,788)	$ (211,121)	$ (193,206)
Amortization of intangible assets	(28,649)	(30,306)	(31,276)
Amortization of Rights of use assets	(21,749)	(20,122)	(17,259)
Impairment of fixed assets	(246,135)	(2,501)	(1,106)
Depreciation, amortization and impairment of fixed assets	(495,321)	(264,050)	$ (242,847)
CGU of Argentina
Disclosure of information for cash-generating units [line items]
Impairment of goodwill	$ 243,900	$ 243,900